Revenue and Segment Analysis - Summary of Reconciliation of Operating Profit to Adjusted Operating Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [abstract]
Operating profit	£ 1,884	£ 1,525	£ 2,101	£ 1,964	£ 1,905
Adjustments:
Amortisation of acquired intangible assets	298	376	295
Acquisition-related items	21	(12)	84
Reclassification of tax in joint ventures	7	5	12
Reclassification of finance income in joint ventures		(1)	(1)
Exceptional costs in Exhibitions	183	183
Adjusted operating profit	£ 2,210	£ 2,076	£ 2,491	£ 2,346	£ 2,284